Goodwill and Intangible Assets - Schedule Of Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Intangible Assets [Line Items]
Gross Carrying Amount, Amortizable	$ 3,349	$ 3,882
Accumulated Amortization	1,189	1,210
Gross Carrying Amount, Non-Amortizable	527	413
Completed technology
Intangible Assets [Line Items]
Gross Carrying Amount, Amortizable	2,229	2,577
Accumulated Amortization	890	906
Customer relationships
Intangible Assets [Line Items]
Gross Carrying Amount, Amortizable	959	960
Accumulated Amortization	213	155
Other
Intangible Assets [Line Items]
Gross Carrying Amount, Amortizable	161	345
Accumulated Amortization	86	149
Trademarks
Intangible Assets [Line Items]
Gross Carrying Amount, Non-Amortizable	322	354
In-process research and development
Intangible Assets [Line Items]
Gross Carrying Amount, Non-Amortizable	$ 205	$ 59